DEBT FINANCING ARRANGEMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
DEBT FINANCING ARRANGEMENTS
Debt financing arrangements
	2024		2023
Loans and advances (1)		$110,092		$105,092
Convertible notes payable (2)		3,324,590		3,368,260
Factoring agreements (3)		537,066		537,066
Debt – third party		$3,971,748		$4,010,418

Line of credit, related party secured by assets (4)		$2,742,929		$2,742,929
Debt– other related party, net of discounts (5)		2,015,500		2,015,500
Convertible debt – related party (6)		553,100		553,100
Shareholder debt (7)		665,618		567,620
Debt – related party		$5,977,147		$5,879,149

Total financing arrangements		$9,948,895		$9,889,567

Less current portion:
Loans, advances and factoring agreements – third party		$(647,158)		$(642,158)
Convertible notes payable third party		(3,324,590)		(3,368,260)
Debt – related party, net of discount		(5,424,047)		(5,326,049)
Convertible notes payable– related party		(553,100)		(553,100)
		(9,948,895)		(9,889,567)
Total long term debt	$	---	$	---

	2023		2022
Loans and advances (1)		$105,092	$470,092
Convertible notes payable (2)		3,368,260	3,054,869
Factoring agreements (3)		537,066	577,177
Debt – third party		$4,010,418	$4,102,138

Line of credit, related party secured by assets (4)		$2,742,929	$2,742,929
Debt– other related party, net of discounts (5)		2,015,500	2,015,500
Convertible debt – related party (6)		553,100	553,100
Shareholder debt (7)		567,620	4,150
Debt – related party		$5,879,149	$5,315,679

Total financing arrangements		$9,889,567	$9,417,817

Less current portion:
Loans, advances and factoring agreements – third party		$(642,158)	$(902,809)
Convertible notes payable third party		(3,368,260)	(3,054,869
Debt – related party, net of discount		(5,326,049)	(4,762,579)
Convertible notes payable– related party		(553,100)	(553,100)
		(9,889,567)	(9,273,357)
Total long term debt	$	---	$144,460